                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone(973) 455-5681
Signature, Place, and Date of Signing:

/s/ Edward T. Tokar  Morris Township, New Jersey   November 8, 2001
-------------------
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdingsfor this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       61

Form 13F Information Table Value Total:       $342,342
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC

                                   13F REPORT
                               SEPTEMBER 30, 2001
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5                   COLUMN 6   COLUMN 7      COLUMN 8
                              TITLE OF    CUSIP     VALUE   SHRS OR                   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS    NUMBER   (x$1000)  PRN AMT  SH/PRN PUT/CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
ALBERTSONS INC                 COM      013104104   1808     56,700   SH     N/A      DEFINED       1        56,700
ANDREW CORP                    COM      034425108   4563    251,000   SH     N/A      DEFINED       1       251,000
APOGEE ENTERPRISES             COM      037598109      1        100   SH     N/A      DEFINED       1           100
ARROW ELECTRS INC              COM      042735100    834     40,000   SH     N/A      DEFINED       1        40,000
ASCENTIAL SOFTWARE CORP        COM      04362P108    132     40,000   SH     N/A      DEFINED       1        40,000
BALL CORP                      COM      058498106   3516     58,700   SH     N/A      DEFINED       1        58,700
BANK OF AMERICA                COM      060505104   5840    100,000   SH     N/A      DEFINED       1       100,000
BELLSOUTH CORP                 COM      079860102   7250    174,500   SH     N/A      DEFINED       1       174,500
CANADIAN PAC LTD NEW           COM      135923100   6254    194,900   SH     N/A      DEFINED       1       194,900
CAREMARK RX INC                COM      141705103   7339    440,000   SH     N/A      DEFINED       1       440,000
CHEVRON CORP                   COM      166751107   7204     85,000   SH     N/A      DEFINED       1        85,000
CIRCUIT CITY INC               COM      172737108   3634    302,800   SH     N/A      DEFINED       1       302,800
CITIGROUP INC                  COM      172967101   1480     36,533   SH     N/A      DEFINED       1        36,533
COCA COLA CO                   COM      191216100   5327    113,700   SH     N/A      DEFINED       1       113,700
COMPAQ COMPUTER CORP           COM      204493100   2087    251,100   SH     N/A      DEFINED       1       251,100
COMPUTER ASSOCIATES            COM      204912109   4363    169,500   SH     N/A      DEFINED       1       169,500
CONSTELLATION BRANDS INC      CL A      21036P108   7736    185,700   SH     N/A      DEFINED       1       185,700
CONSTELLATION ENERGY GRP       COM      210371100   5566    230,000   SH     N/A      DEFINED       1       230,000
COUNTRYWIDE CR INDS INC        COM      222372104   7833    178,300   SH     N/A      DEFINED       1       178,300
DONNELLEY RR & SONS            COM      257867101   2705    100,000   SH     N/A      DEFINED       1       100,000
FIRST DATA CORP                COM      319963104   2843     48,800   SH     N/A      DEFINED       1        48,800
FISHER SCIENTIFIC INTL INC     COM      338032204   5664    223,000   SH     N/A      DEFINED       1       223,000
FLOWSERVE CORP                 COM      34354P105   5216    264,100   SH     N/A      DEFINED       1       264,100
GALLAGHER ARTHUR J & CO        COM      363576109   8215    242,700   SH     N/A      DEFINED       1       242,700
HCA-HEALTHCARE CO              COM      404119109   7311    165,000   SH     N/A      DEFINED       1       165,000
HERSHEY FOODS CORP             COM      427866108   6563    100,400   SH     N/A      DEFINED       1       100,400
HONEYWELL INTL INC             COM      438516106  44154  1,672,500   SH     N/A      DEFINED       1     1,672,500
HOUSEHOLD INTL INC             COM      441815107   7324    129,900   SH     N/A      DEFINED       1       129,900
ITT INDS INC                   COM      450911102   6872    153,400   SH     N/A      DEFINED       1       153,400
JOHNSON CTLS INC               COM      478366107   7176    110,000   SH     N/A      DEFINED       1       110,000
LOCKHEED MARTIN CORP           COM      539830109   8273    189,100   SH     N/A      DEFINED       1       189,100
MAVERICK TUBE CORP             COM      577914104   2563    282,900   SH     N/A      DEFINED       1       282,900
MATTEL INC                     COM      577081102   6336    404,600   SH     N/A      DEFINED       1       404,600
MAY DEPT STORES                COM      577778103   5804    200,000   SH     N/A      DEFINED       1       200,000
MBNA CORP                      COM      55262l100   3786    125,000   SH     N/A      DEFINED       1       125,000
MUTUAL RISK MGMT LTD           COM      628351108   5011    659,400   SH     N/A      DEFINED       1       659,400

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5                   COLUMN 6   COLUMN 7      COLUMN 8
                              TITLE OF    CUSIP     VALUE   SHRS OR                   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS    NUMBER   (x$1000)  PRN AMT  SH/PRN PUT/CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP          COM      655844108   4876    302,500   SH     N/A      DEFINED       1       302,500
PARKER DRILLING CO             COM      701081101   1843    598,300   SH     N/A      DEFINED       1       598,300
PANAMERICAN BEVERAGES INC      COM      P74823108   4811    285,500   SH     N/A      DEFINED       1       285,500
PENTAIR INC                    COM      709631105   6409    208,300   SH     N/A      DEFINED       1       208,300
POPULAR INC                    COM      733174106   4898    157,000   SH     N/A      DEFINED       1       157,000
PRAXAIR INC                    COM      74005P104   6720    160,000   SH     N/A      DEFINED       1       160,000
RADIAN GROUP INC               COM      750236101   7192    186,800   SH     N/A      DEFINED       1       186,800
ROYAL CARIBBEAN CRUISES LT     COM      V7780T103   3004    280,000   SH     N/A      DEFINED       1       280,000
SCHEIN HENRY INC               COM      806407102   4381    113,500   SH     N/A      DEFINED       1       113,500
SCHERING-PLOUGH CORP           COM      806605101   7235    195,000   SH     N/A      DEFINED       1       195,000
SENSORMATIC ELECTRS CORP       COM      817265101   2613    110,800   SH     N/A      DEFINED       1       110,800
SPRINT CORP                    COM      852061506   3944    150,000   SH     N/A      DEFINED       1       150,000
STORAGE TECHNOLOGY CORP        COM      862111200   3237    257,900   SH     N/A      DEFINED       1       257,900
SUIZA FOODS CORP               COM      865077101   6314    100,000   SH     N/A      DEFINED       1       100,000
SUPER VALU INC                 COM      868536103   1416     70,000   SH     N/A      DEFINED       1        70,000
SYBASE INC                     COM      871130100   3317    356,700   SH     N/A      DEFINED       1       356,700
TELEFLEX INC                   COM      879369106   3283     87,800   SH     N/A      DEFINED       1        87,800
TELEFONOS DE MEXICO S A        ADR      879403780   6135    190,000   SH     N/A      DEFINED       1       190,000
TYCO INTL LTD NEW              COM      902124106   7043    154,800   SH     N/A      DEFINED       1       154,800
UST INC                        COM      902911106   7945    239,300   SH     N/A      DEFINED       1       239,300
ULTRAMAR DIAMOND SHAMROCK      COM      904000106   6937    144,700   SH     N/A      DEFINED       1       144,700
UNION PAC CORP                 COM      907818108   4465     95,200   SH     N/A      DEFINED       1        95,200
VARIAN INC                     COM      922206107   3032    119,000   SH     N/A      DEFINED       1       119,000
WELLPOINT HEALTH NETWORKS INC  COM      94973H108   8044     73,700   SH     N/A      DEFINED       1        73,700
ZALE CORP NEW                  COM      988858106   4663    176,100   SH     N/A      DEFINED       1       176,100